Earnings (Loss) Per Share (Tables)	6 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted net income (loss) per common share (unaudited):

	For the six months ended December 31,
	2017	2016	2015
	(Unaudited)	(Unaudited)	(Unaudited)
Numerator:
Net income (loss) attributable to ordinary shareholders for computing net (loss) income per ordinary share – basic and diluted (1)	$(13,335,731)	$(4,749,225)	$7,322,947

Denominator:
Weighted average number of shares used in calculating net income per ordinary share – basic and diluted	10,663,556	9,618,852	9,323,108

Net (loss) income per ordinary share – basic	$(1.25)	$(0.49)	$0.79

Net (loss) income per ordinary share – diluted	$(1.25)	$(0.49)	$0.79

(1)
The 359,727 warrants were not included in the computation of diluted earnings per share as their effects would have been anti-dilutive since the average share price for the six months ended December 31, 2017 was lower than the warrants exercise price. The loss on valuation of warrants for the six months ended December 31, 2017, 2016 and 2015 were $187,799, $707,103 and $ 7,198,191, respectively.